Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	₽ 36,418	₽ 16,675
Additions	34,896	20,262
Disposals		(520)
Disposal and derecognition	(2,862)
Reclassification to inventories	(44)
Translation difference	(25)	1
Ending balance	68,383	36,418
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,448)	(3,672)
Charge for the year	(6,702)	(3,198)
Disposals		422
Disposal and derecognition	946
Impairment	(391)
Translation difference	1
Other movements	(35)
Ending balance	(12,629)	(6,448)
Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		29,970
Ending balance	55,754
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	968	80
Additions		888
Transfer	35
Ending balance	1,003	968
Land [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Ending balance	0	0
Land [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		968
Ending balance	1,003
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,999	1,823
Additions		1,176
Transfer	612
Ending balance	3,611	2,999
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(253)	(213)
Charge for the year	(82)	(40)
Ending balance	(335)	(253)
Buildings [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,746
Ending balance	3,276
Warehouse equipment and vehicle [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,208	8,297
Transfer	17,770	5,129
Disposals		(218)
Disposal and derecognition	(1,171)
Reclassification to inventories	(9)
Translation difference	(19)
Ending balance	29,779	13,208
Warehouse equipment and vehicle [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,917)	(1,647)
Charge for the year	(3,139)	(1,460)
Disposals		190
Disposal and derecognition	244
Impairment	(391)
Other movements	(23)
Ending balance	(6,226)	(2,917)
Warehouse equipment and vehicle [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		10,291
Ending balance	23,553
Computer and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,597	4,979
Transfer	11,843	6,919
Disposals		(302)
Disposal and derecognition	(1,169)
Reclassification to inventories	(35)
Translation difference	(9)	1
Ending balance	22,227	11,597
Computer and other equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,278)	(1,812)
Charge for the year	(3,481)	(1,698)
Disposals		232
Disposal and derecognition	702
Translation difference	1
Other movements	(12)
Ending balance	(6,068)	(3,278)
Computer and other equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		8,319
Ending balance	16,159
Construction in progress and advances paid [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,646	1,496
Additions	34,896	18,198
Transfer	(30,260)	(12,048)
Disposal and derecognition	(522)
Translation difference	3
Ending balance	11,763	7,646
Construction in progress and advances paid [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Ending balance	0	0
Construction in progress and advances paid [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		₽ 7,646
Ending balance	₽ 11,763